Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
C000089634_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® International Fund
C000089634_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000089634_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,433
C000089634_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,781
C000089634_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,875
C000089634_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,178
C000089634_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,998
C000089634_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,049
C000089634_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,146
C000089634_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,562
C000089634_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,337
C000089634_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,271
C000089634_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000089634_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089634_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,598
C000089634_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,961
C000089634_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,147
C000089634_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,101
C000089634_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,073
C000089634_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,560
C000089634_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,073
C000089634_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,429
C000089634_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,093
C000089634_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,126
C000089633_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Income Opportunities Fund
C000089633_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089633_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,908
C000089633_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,462
C000089633_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,862
C000089633_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,579
C000089633_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,672
C000089633_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,909
C000089633_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,125
C000089633_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,579
C000089633_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,118
C000089633_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,548
C000089633_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		ICE® BofA® US High Yield Constrained Index
C000089633_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089633_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,230
C000089633_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,733
C000089633_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,276
C000089633_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,055
C000089633_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,259
C000089633_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,382
C000089633_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,534
C000089633_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,129
C000089633_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,752
C000089633_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,998
C000089633_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000089633_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089633_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,320
C000089633_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,421
C000089633_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,753
C000089633_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,964
C000089633_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,219
C000089633_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,885
C000089633_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,780
C000089633_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,217
C000089633_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,924
C000089633_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,703
C000089635_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Fidelity® International Fund
C000089635_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089635_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,111
C000089635_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,556
C000089635_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,688
C000089635_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,335
C000089635_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,715
C000089635_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,981
C000089635_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,063
C000089635_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,619
C000089635_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,493
C000089635_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,405
C000089635_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
C000089635_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089635_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,598
C000089635_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,961
C000089635_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,147
C000089635_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,101
C000089635_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,073
C000089635_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,560
C000089635_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,073
C000089635_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,429
C000089635_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,093
C000089635_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,126
C000092425_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Emerging Markets Fund
C000092425_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000092425_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,940
C000092425_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,853
C000092425_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,918
C000092425_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,186
C000092425_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,869
C000092425_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,340
C000092425_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,529
C000092425_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,168
C000092425_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,725
C000092425_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,447
C000092425_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000092425_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000092425_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,950
C000092425_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,908
C000092425_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,242
C000092425_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,959
C000092425_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,354
C000092425_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,181
C000092425_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,406
C000092425_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,756
C000092425_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,441
C000092425_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,648
C000089632_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Advisers® Core Income Fund
C000089632_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089632_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,460
C000089632_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,621
C000089632_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,950
C000089632_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,182
C000089632_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,620
C000089632_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,360
C000089632_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,110
C000089632_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,530
C000089632_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,301
C000089632_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,155
C000089632_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000089632_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000089632_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,142
C000089632_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,193
C000089632_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,516
C000089632_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,744
C000089632_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,907
C000089632_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,592
C000089632_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000089632_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,813
C000089632_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,441
C000089632_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 12,158